Consolidated Portfolio of Investments – as of September 30, 2022 (Unaudited)

AlphaSimplex Global Alternatives Fund

Shares	Description	Value (†)

Common Stocks – 14.3% of Net Assets

	Aerospace & Defense – 0.2%
190	General Dynamics Corp.	$40,312
3,125	Howmet Aerospace, Inc.	96,656
541	Lockheed Martin Corp.	208,983
2,103	Mercury Systems, Inc.(a)	85,382

		431,333

	Air Freight & Logistics – 0.2%
1,097	Expeditors International of Washington, Inc.	96,876
2,132	United Parcel Service, Inc., Class B	344,403

		441,279

	Auto Components – 0.0%
4,250	Gentex Corp.	101,320

	Automobiles – 0.2%
582	Ferrari NV	107,670
951	Tesla, Inc.(a)	252,253

		359,923

	Banks – 0.5%
2,598	Citigroup, Inc.	108,259
4,282	First Financial Corp.	193,504
50,533	Lakeland Bancorp, Inc.	809,033
297	Signature Bank	44,847

		1,155,643

	Beverages – 0.2%
484	Coca-Cola Co. (The)	27,114
453	Constellation Brands, Inc., Class A	104,045
3,101	Keurig Dr Pepper, Inc.	111,078
943	PepsiCo, Inc.	153,954
10,828	Primo Water Corp.	135,891

		532,082

	Biotechnology – 0.5%
1,898	AbbVie, Inc.	254,730
3,517	Alkermes PLC(a)	78,535
481	Amgen, Inc.	108,417
353	Biogen, Inc.(a)	94,251
7,507	Gilead Sciences, Inc.	463,107
1,512	Horizon Therapeutics PLC(a)	93,578
10,510	Ironwood Pharmaceuticals, Inc.(a)	108,884

		1,201,502

	Building Products – 0.4%
1,511	Allegion PLC	135,507
4,001	Johnson Controls International PLC	196,929
1,380	Masonite International Corp.(a)	98,380
4,861	Resideo Technologies, Inc.(a)	92,651

Shares	Description	Value (†)

Common Stocks – continued

	Building Products – continued
640	Trane Technologies PLC	$92,678
2,932	Trex Co., Inc.(a)	128,832
1,787	UFP Industries, Inc.	128,950

		873,927

	Capital Markets – 0.6%
667	Blackstone, Inc.	55,828
5,909	Brightsphere Investment Group, Inc.	88,103
1,410	Cboe Global Markets, Inc.	165,492
1,303	Intercontinental Exchange, Inc.	117,726
6,861	Invesco Ltd.	93,996
5,294	Janus Henderson Group PLC	107,521
822	LPL Financial Holdings, Inc.	179,590
579	MarketAxess Holdings, Inc.	128,822
476	Morningstar, Inc.	101,064
1,959	Nasdaq, Inc.	111,036
1,142	T. Rowe Price Group, Inc.	119,921
4,918	Victory Capital Holdings, Inc., Class A	114,639

		1,383,738

	Chemicals – 0.2%
3,139	Huntsman Corp.	77,031
1,323	International Flavors & Fragrances, Inc.	120,168
22	LyondellBasell Industries NV, Class A	1,656
2,829	Olin Corp.	121,308
1,208	RPM International, Inc.	100,638

		420,801

	Commercial Services & Supplies – 0.3%
398	Cintas Corp.	154,499
1,217	Copart, Inc.(a)	129,489
4,682	Ennis, Inc.	94,249
3,494	IAA, Inc.(a)	111,284
389	Republic Services, Inc.	52,919
890	Waste Management, Inc.	142,587

		685,027

	Communications Equipment – 0.1%
4,515	Cisco Systems, Inc.	180,600

	Construction & Engineering – 0.2%
3,246	AECOM	221,929
9,256	MDU Resources Group, Inc.	253,151
143	Quanta Services, Inc.	18,217

		493,297

	Consumer Finance – 0.1%
1,187	Discover Financial Services	107,922
1,239	Nelnet, Inc., Class A	98,117

		206,039

Shares	Description	Value (†)

Common Stocks – continued

	Containers & Packaging – 0.2%
1,130	AptarGroup, Inc.	$107,384
3,216	Sealed Air Corp.	143,144
2,187	Silgan Holdings, Inc.	91,942
514	Sonoco Products Co.	29,159

		371,629

	Distributors – 0.1%
839	Genuine Parts Co.	125,279
2,732	LKQ Corp.	128,814

		254,093

	Diversified Consumer Services – 0.1%
1,897	Grand Canyon Education, Inc.(a)	156,028

	Diversified Financial Services – 0.0%
7,735	Banco Latinoamericano de Comercio Exterior S.A.	101,019

	Diversified Telecommunication Services – 0.0%
404	AT&T, Inc.	6,197
421	Verizon Communications, Inc.	15,986

		22,183

	Electric Utilities – 0.4%
944	Alliant Energy Corp.	50,023
401	American Electric Power Co., Inc.	34,666
748	Avangrid, Inc.	31,192
1,387	Duke Energy Corp.	129,019
412	Edison International	23,311
253	Entergy Corp.	25,459
441	Eversource Energy	34,380
811	Exelon Corp.	30,380
6,099	FirstEnergy Corp.	225,663
717	Hawaiian Electric Industries, Inc.	24,851
388	IDACORP, Inc.	38,416
374	MGE Energy, Inc.	24,546
753	OGE Energy Corp.	27,454
374	Pinnacle West Capital Corp.	24,127
604	Portland General Electric Co.	26,250
1,371	PPL Corp.	34,755
698	Southern Co. (The)	47,464
668	Xcel Energy, Inc.	42,752

		874,708

	Electrical Equipment – 0.2%
1,881	AMETEK, Inc.	213,324
915	Eaton Corp. PLC	122,024
1,303	Emerson Electric Co.	95,406

		430,754

	Electronic Equipment, Instruments & Components – 0.3%
1,554	Amphenol Corp., Class A	104,056
1,947	Insight Enterprises, Inc.(a)	160,452

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
2,084	OSI Systems, Inc.(a)	$150,173
918	TE Connectivity Ltd.	101,311
6,739	TTM Technologies, Inc.(a)	88,820

		604,812

	Entertainment – 0.1%
929	Electronic Arts, Inc.	107,495
2,208	World Wrestling Entertainment, Inc., Class A	154,935

		262,430

	Food & Staples Retailing – 0.3%
400	Costco Wholesale Corp.	188,908
1,917	Sysco Corp.	135,551
3,895	U.S. Foods Holding Corp.(a)	102,984
2,667	Walmart, Inc.	345,910

		773,353

	Food Products – 0.5%
602	Campbell Soup Co.	28,366
970	Conagra Brands, Inc.	31,651
587	General Mills, Inc.	44,970
1,266	Hershey Co. (The)	279,115
1,156	Hormel Foods Corp.	52,529
5,814	Hostess Brands, Inc.(a)	135,118
353	J.M. Smucker Co. (The)	48,506
1,392	John B Sanfilippo & Son, Inc.	105,416
718	Kellogg Co.	50,016
719	Kraft Heinz Co. (The)	23,979
304	Lancaster Colony Corp.	45,685
690	McCormick & Co., Inc.	49,176
470	Mondelez International, Inc., Class A	25,770
2,493	TreeHouse Foods, Inc.(a)	105,753
1,242	Tyson Foods, Inc., Class A	81,885

		1,107,935

	Gas Utilities – 0.1%
1,628	Southwest Gas Holdings, Inc.	113,553

	Health Care Equipment & Supplies – 0.1%
1,751	Baxter International, Inc.	94,309
778	Becton Dickinson & Co.	173,362
68	Medtronic PLC	5,491
214	Shockwave Medical, Inc.(a)	59,507

		332,669

	Health Care Providers & Services – 0.8%
1,766	AMN Healthcare Services, Inc.(a)	187,125
329	Chemed Corp.	143,628
629	CVS Health Corp.	59,988
2,886	Encompass Health Corp.	130,534
666	HCA Healthcare, Inc.	122,404

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – continued
307	Humana, Inc.	$148,953
688	Laboratory Corp. of America Holdings	140,909
137	McKesson Corp.	46,562
857	ModivCare, Inc.(a)	85,426
5,177	Premier, Inc., Class A	175,708
749	Quest Diagnostics, Inc.	91,895
905	UnitedHealth Group, Inc.	457,061

		1,790,193

	Health Care Technology – 0.2%
8,479	Change Healthcare, Inc.(a)	233,088
990	Veeva Systems, Inc., Class A(a)	163,231

		396,319

	Hotels, Restaurants & Leisure – 0.3%
331	Domino’s Pizza, Inc.	102,676
935	Hilton Worldwide Holdings, Inc.	112,780
224	McDonald’s Corp.	51,686
2,896	MGM Resorts International	86,069
6,741	Wendy’s Co. (The)	125,989
978	Yum! Brands, Inc.	104,001

		583,201

	Household Durables – 0.1%
1,166	Garmin Ltd.	93,641
4,837	Newell Brands, Inc.	67,186
4,023	Sonos, Inc.(a)	55,920

		216,747

	Household Products – 0.3%
396	Church & Dwight Co., Inc.	28,290
3,983	Colgate-Palmolive Co.	279,806
318	Kimberly-Clark Corp.	35,788
1,532	Procter & Gamble Co. (The)	193,415
3,497	Reynolds Consumer Products, Inc.	90,957
655	WD-40 Co.	115,109

		743,365

	Independent Power & Renewable Electricity Producers – 0.1%
4,940	AES Corp. (The)	111,644
1,382	NextEra Energy Partners LP	99,932
4,566	Vistra Corp.	95,886

		307,462

	Industrial Conglomerates – 0.2%
1,704	3M Co.	188,292
1,703	General Electric Co.	105,433
549	Honeywell International, Inc.	91,666

		385,391

Shares	Description	Value (†)

Common Stocks – continued

	Insurance – 0.6%
635	Arthur J. Gallagher & Co.	$108,725
589	Assurant, Inc.	85,564
842	Erie Indemnity Co., Class A	187,185
2,361	First American Financial Corp.	108,842
683	Kinsale Capital Group, Inc.	174,452
1,562	Marsh & McLennan Cos., Inc.	233,191
2,929	Mercury General Corp.	83,242
901	Progressive Corp. (The)	104,705
327	Safety Insurance Group, Inc.	26,670
857	Willis Towers Watson PLC	172,206

		1,284,782

	Interactive Media & Services – 0.0%
1,050	Alphabet, Inc., Class A(a)	100,433

	IT Services – 0.5%
2,466	Amdocs Ltd.	195,924
466	Automatic Data Processing, Inc.	105,405
1,682	CSG Systems International, Inc.	88,944
1,364	Fiserv, Inc.(a)	127,629
1,678	GoDaddy, Inc., Class A(a)	118,937
713	International Business Machines Corp.	84,711
2,171	Paychex, Inc.	243,608
148	Visa, Inc., Class A	26,292
10,250	Western Union Co. (The)	138,375

		1,129,825

	Leisure Products – 0.0%
1,448	Hasbro, Inc.	97,624

	Life Sciences Tools & Services – 0.2%
462	Danaher Corp.	119,330
1,867	QIAGEN NV(a)	77,070
361	Thermo Fisher Scientific, Inc.	183,095

		379,495

	Machinery – 0.3%
912	Dover Corp.	106,321
1,723	Graco, Inc.	103,294
1,478	Illinois Tool Works, Inc.	267,000
1,122	Lincoln Electric Holdings, Inc.	141,058

		617,673

	Marine – 0.1%
1,561	Kirby Corp.(a)	94,862
2,727	Star Bulk Carriers Corp.	47,668
2,911	ZIM Integrated Shipping Services Ltd.	68,408

		210,938

	Metals & Mining – 0.1%
22	Alcoa Corp.	740
1,632	Freeport-McMoRan, Inc.	44,603

Shares	Description	Value (†)

Common Stocks – continued

	Metals & Mining – continued
857	Royal Gold, Inc.	$80,404
2,887	United States Steel Corp.	52,312

		178,059

	Multi-Utilities – 0.3%
1,695	Ameren Corp.	136,532
751	Avista Corp.	27,825
2,815	Brookfield Infrastructure Partners LP	101,058
812	CenterPoint Energy, Inc.	22,882
553	CMS Energy Corp.	32,207
425	Consolidated Edison, Inc.	36,448
353	Dominion Energy, Inc.	24,396
1,042	DTE Energy Co.	119,882
1,374	NiSource, Inc.	34,611
690	Public Service Enterprise Group, Inc.	38,799
166	Sempra Energy	24,890
388	WEC Energy Group, Inc.	34,699

		634,229

	Multiline Retail – 0.2%
193	Dillard’s, Inc., Class A	52,643
203	Dollar General Corp.	48,692
63	Macy’s, Inc.	987
1,596	Target Corp.	236,830

		339,152

	Oil, Gas & Consumable Fuels – 0.3%
1,774	California Resources Corp.	68,175
601	ConocoPhillips	61,506
2,340	CVR Energy, Inc.	67,813
408	EOG Resources, Inc.	45,586
138	EQT Corp.	5,624
522	Exxon Mobil Corp.	45,576
11	Hess Corp.	1,199
2,325	Marathon Oil Corp.	52,499
33	Marathon Petroleum Corp.	3,278
1,347	Ovintiv, Inc.	61,962
1,809	Peabody Energy Corp.(a)	44,899
301	Pioneer Natural Resources Co.	65,176
2,884	Sunoco LP	112,389
789	Targa Resources Corp.	47,608
393	Valero Energy Corp.	41,992

		725,282

	Personal Products – 0.1%
525	Estee Lauder Cos., Inc. (The), Class A	113,348
1,805	USANA Health Sciences, Inc.(a)	101,170

		214,518

	Pharmaceuticals – 0.3%
1,471	Bristol-Myers Squibb Co.	104,573

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – continued
6,081	Elanco Animal Health, Inc.(a)	$75,465
7,367	Innoviva, Inc.(a)	85,531
799	Johnson & Johnson	130,525
1,265	Merck & Co., Inc.	108,942
941	Zoetis, Inc.	139,541

		644,577

	Professional Services – 0.2%
1,497	CoStar Group, Inc.(a)	104,266
1,347	FTI Consulting, Inc.(a)	223,212
925	Nielsen Holdings PLC	25,641
1,714	TriNet Group, Inc.(a)	122,071
529	Verisk Analytics, Inc.	90,210

		565,400

	Real Estate Management & Development – 0.1%
1,787	Howard Hughes Corp. (The)(a)	98,982
5,618	Kennedy-Wilson Holdings, Inc.	86,854

		185,836

	REITs - Apartments – 0.0%
2,462	Invitation Homes, Inc.	83,142
177	Mid-America Apartment Communities, Inc.	27,447

		110,589

	REITs - Diversified – 0.5%
5,439	Broadstone Net Lease, Inc.	84,468
19,030	Duke Realty Corp.	917,246
402	W.P. Carey, Inc.	28,059

		1,029,773

	REITs - Health Care – 0.1%
4,208	Healthcare Realty Trust, Inc.	87,737
1,727	Physicians Realty Trust	25,974

		113,711

	REITs - Mortgage – 0.1%
12,150	Dynex Capital, Inc.	141,547
6,536	Ellington Financial, Inc.	74,314
5,866	KKR Real Estate Finance Trust, Inc.	95,323

		311,184

	REITs - Office Property – 0.1%
722	Alexandria Real Estate Equities, Inc.	101,217
1,989	Easterly Government Properties, Inc.	31,366
1,902	Equity Commonwealth	46,333

		178,916

	REITs - Single Tenant – 0.0%
423	Agree Realty Corp.	28,586
893	Getty Realty Corp.	24,013

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Single Tenant – continued
474	Realty Income Corp.	$27,587

		80,186

	REITs - Storage – 0.0%
330	Public Storage	96,627

	REITs - Warehouse/Industrials – 0.0%
640	First Industrial Realty Trust, Inc.	28,678

	Road & Rail – 0.2%
16,028	Heartland Express, Inc.	229,361
531	Old Dominion Freight Line, Inc.	132,097
588	Union Pacific Corp.	114,554

		476,012

	Semiconductors & Semiconductor Equipment – 0.2%
625	Ambarella, Inc.(a)	35,112
258	Broadcom, Inc.	114,555
151	Enphase Energy, Inc.(a)	41,898
1,944	Intel Corp.	50,097
476	ON Semiconductor Corp.(a)	29,669
546	Texas Instruments, Inc.	84,510

		355,841

	Software – 0.5%
611	CyberArk Software Ltd.(a)	91,613
634	Datadog, Inc., Class A(a)	56,287
1,207	Microsoft Corp.	281,110
49	New Relic, Inc.(a)	2,812
5,666	NortonLifeLock, Inc.	114,113
267	Palo Alto Networks, Inc.(a)	43,732
1,019	PTC, Inc.(a)	106,587
558	Roper Technologies, Inc.	200,679
1,711	SentinelOne, Inc., Class A(a)	43,733
191	ServiceNow, Inc.(a)	72,124
338	Tyler Technologies, Inc.(a)	117,455
1,136	Workiva, Inc.(a)	88,381

		1,218,626

	Specialty Retail – 0.3%
1,270	Bath & Body Works, Inc.	41,402
24	Best Buy Co., Inc.	1,520
1,066	Home Depot, Inc. (The)	294,152
856	Lowe’s Cos., Inc.	160,766
168	RH(a)	41,340
782	Tractor Supply Co.	145,358

		684,538

	Technology Hardware, Storage & Peripherals – 0.1%
1,473	Apple, Inc.	203,569
1,075	Seagate Technology Holdings PLC	57,222

Shares	Description	Value (†)

Common Stocks – continued

	Technology Hardware, Storage & Peripherals – continued
5,116	Xerox Holdings Corp.	$66,917

		327,708

	Textiles, Apparel & Luxury Goods – 0.1%
653	Crocs, Inc.(a)	44,835
17,517	Hanesbrands, Inc.	121,918
328	Lululemon Athletica, Inc.(a)	91,696
827	NIKE, Inc., Class B	68,740

		327,189

	Thrifts & Mortgage Finance – 0.2%
4,747	Columbia Financial, Inc.(a)	100,304
10,115	MGIC Investment Corp.	129,674
7,043	NMI Holdings, Inc., Class A(a)	143,466

		373,444

	Tobacco – 0.0%
151	Altria Group, Inc.	6,098
822	Philip Morris International, Inc.	68,234

		74,332

	Trading Companies & Distributors – 0.3%
9,205	Fastenal Co.	423,798
1,969	GMS, Inc.(a)	78,780
243	United Rentals, Inc.(a)	65,639
276	W.W. Grainger, Inc.	135,017

		703,234

	Water Utilities – 0.1%
1,570	American States Water Co.	122,382

	Wireless Telecommunication Services – 0.1%
2,373	T-Mobile US, Inc.(a)	318,385

	Total Common Stocks (Identified Cost $36,428,867)	32,533,533

Closed-End Investment Companies – 0.1%
15,691	Golub Capital BDC, Inc.	194,411
6,053	Hercules Capital, Inc.	70,094

	Total Closed-End Investment Companies (Identified Cost $356,534)	264,505

Principal Amount

Short-Term Investments – 79.1%

	Certificates of Deposit – 31.7%
$ 10,000,000	DNB Nor Bank ASA (NY), 3.000%, 10/04/2022	9,999,991
8,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.860%, 11/03/2022	7,997,558

Principal Amount	Description	Value (†)

	Certificates of Deposit – continued
$ 10,000,000	Westpac Banking Corp. (NY), 1.700%, 11/15/2022	$9,980,279
8,000,000	Bank of Nova Scotia, 2.070%, 11/17/2022	7,987,262
8,000,000	Mizuho Bank Ltd. (NY), 3.000%, 11/28/2022	7,995,790
7,000,000	Skandinaviska Enskilda Banken (NY), 3.220%, 12/22/2022	6,995,875
8,000,000	Sumitomo Mitsui Trust (NY), 3.200%, 12/28/2022	7,990,773
8,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), SOFR + 0.320%, 3.300%, 2/23/2023(b)	8,000,454
5,000,000	Sumitomo Mitsui Banking Corp. (NY), SOFR + 0.400%, 3.380%, 3/16/2023(b)	4,999,462

		71,947,444

	Treasuries – 43.5%
5,000,000	U.S. Treasury Bills, 2.110%, 10/04/2022(c)	4,999,664
7,000,000	U.S. Treasury Bills, 2.091%-2.227%, 10/06/2022(c)(d)(e)	6,998,569
5,000,000	U.S. Treasury Bills, 2.000%, 10/11/2022(c)	4,997,278
5,000,000	U.S. Treasury Bills, 2.410%, 10/18/2022(c)	4,994,726
5,000,000	U.S. Treasury Bills, 2.420%, 10/20/2022(c)	4,993,970
3,500,000	U.S. Treasury Bills, 2.560%, 10/25/2022(c)	3,494,578
8,000,000	U.S. Treasury Bills, 2.300%-2.425%, 10/27/2022(c)(d)	7,986,273
8,500,000	U.S. Treasury Bills, 2.375%-2.575%, 11/01/2022(c)(d)	8,481,727
11,000,000	U.S. Treasury Bills, 2.415%, 11/08/2022(c)	10,970,204
5,000,000	U.S. Treasury Bills, 2.470%, 11/10/2022(c)	4,985,730
5,000,000	U.S. Treasury Bills, 2.550%, 11/17/2022(c)	4,982,188
10,000,000	U.S. Treasury Bills, 2.930%, 11/22/2022(c)	9,959,254
2,000,000	U.S. Treasury Bills, 2.775%, 11/25/2022(c)	1,991,715
6,000,000	U.S. Treasury Bills, 2.800%, 11/29/2022(c)	5,971,524
5,000,000	U.S. Treasury Bills, 2.765%, 12/13/2022(c)	4,970,229
3,000,000	U.S. Treasury Bills, 3.235%, 12/29/2022(c)	2,976,790
5,000,000	U.S. Treasury Bills, 3.735%, 3/16/2023(c)	4,915,920

		98,670,339

Principal Amount	Description	Value (†)

	Repurchase Agreements – 3.9%
$ 8,961,100	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $8,961,921 on 10/03/2022 collateralized by $7,801,400 U.S. Treasury Bill, 0.000% due 3/30/2023 valued at $7,653,470; $1,516,200 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $1,486,942 including accrued interest(f)(g) (Identified Cost $8,961,100)	$8,961,100

	Total Short-Term Investments (Identified Cost $179,631,627)	179,578,883

	Total Investments – 93.5% (Identified Cost $216,417,028)	212,376,921
	Other assets less liabilities – 6.5%	14,644,172

	Net Assets – 100.0%	$227,021,093

Consolidation

The Fund invests in commodity-related derivatives through its investment in the AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2022, the value of the Fund’s investment in the Subsidiary was $3,179,502, representing 1.40% of the Fund’s net assets.

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of September 30, 2022 is disclosed.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(g)	A portion of the security is held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/21/2022	CHF	B	6,250,000	$6,632,355	$6,385,307	$(247,048)
UBS AG	12/21/2022	CHF	S	1,625,000	1,671,258	1,660,180	11,078
UBS AG	12/21/2022	CHF	S	2,500,000	2,536,264	2,554,123	(17,859)
UBS AG	12/21/2022	NOK	B	14,000,000	1,332,358	1,288,179	(44,179)
UBS AG	12/21/2022	NZD	B	4,900,000	2,784,768	2,743,505	(41,263)
UBS AG	12/21/2022	NZD	S	6,800,000	4,124,654	3,807,314	317,340
UBS AG	12/21/2022	PLN	S	1,500,000	320,642	298,644	21,998
UBS AG	12/21/2022	SEK	B	6,000,000	526,979	543,326	16,347
UBS AG	12/21/2022	SEK	S	12,000,000	1,166,351	1,086,652	79,699
UBS AG	12/21/2022	ZAR	B	4,500,000	248,320	246,920	(1,400)
UBS AG	12/21/2022	ZAR	S	4,500,000	262,219	246,920	15,299

Total							$110,012

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2022, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-month SOFR Index	6/20/2023	237	$56,908,119	$56,631,150	$(276,969)
3-month SONIA Index	3/14/2023	14	3,715,496	3,712,529	(2,967)
10 Year Australia Government Bond	12/15/2022	185	14,180,958	13,859,009	(321,949)
Australian Dollar	12/19/2022	47	3,072,766	3,015,285	(57,481)
Brazilian Real	10/31/2022	27	498,960	499,770	810
British Pound	12/19/2022	79	5,716,983	5,520,619	(196,364)
E-mini NASDAQ 100	12/16/2022	23	5,794,273	5,076,330	(717,943)
E-mini Russell 2000	12/16/2022	362	33,360,998	30,223,380	(3,137,618)
E-mini S&P MidCap 400®	12/16/2022	45	11,189,575	9,936,900	(1,252,675)
Euro-BTP	12/08/2022	34	3,853,209	3,731,364	(121,845)
Euro-OAT	12/08/2022	10	1,288,874	1,294,842	5,968
FTSE 100 Index	12/16/2022	6	495,715	463,223	(32,492)
FTSE China A50 Index	10/28/2022	323	4,147,797	4,171,868	24,071
FTSE/JSE Top 40 Index	12/15/2022	11	380,970	351,337	(29,633)
Hang Seng Index®	10/28/2022	3	340,238	328,868	(11,370)
Japanese Yen	12/19/2022	94	8,219,133	8,182,113	(37,020)
MSCI EAFE Index	12/16/2022	91	8,498,040	7,555,730	(942,310)
MSCI Emerging Markets Index	12/16/2022	232	11,101,722	10,109,400	(992,322)
STOXX Europe 600	12/16/2022	534	10,922,793	10,139,843	(782,950)
TOPIX	12/08/2022	14	1,847,336	1,775,996	(71,340)

Total					$(8,954,399)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/21/2022	5	$299,670	$270,125	$(29,545)
Brent Crude Oil	11/30/2022	57	4,890,430	4,760,640	(129,790)
Coffee	12/19/2022	19	1,552,281	1,578,544	26,263
Copper	12/28/2022	23	1,934,571	1,962,188	27,617
Corn	12/14/2022	19	638,975	643,625	4,650
Gasoline	11/30/2022	9	888,256	861,424	(26,832)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased – continued
Low Sulfur Gasoil	11/10/2022	12	1,229,125	$1,130,100	$(99,025)
New York Harbor ULSD	11/30/2022	8	1,081,629	1,050,672	(30,957)
Nickel LME	12/21/2022	2	276,828	253,104	(23,724)
Soybean	11/14/2022	26	1,846,938	1,774,175	(72,763)
Soybean Meal	12/14/2022	8	327,480	322,400	(5,080)
Zinc LME	12/21/2022	17	1,263,234	1,267,775	4,541

Total					$(354,645)

At September 30, 2022, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/30/2022	21	$4,386,539	$4,313,203	$73,336
3 Year Australia Government Bond	12/15/2022	25	1,723,894	1,704,062	19,832
5 Year U.S. Treasury Note	12/30/2022	19	2,116,596	2,042,648	73,948
10 Year Canada Government Bond	12/19/2022	86	7,776,342	7,694,458	81,884
10 Year U.S. Treasury Note	12/20/2022	249	28,425,199	27,903,563	521,636
Canadian Dollar	12/20/2022	124	9,387,176	8,976,980	410,196
E-mini S&P 500®	12/16/2022	49	9,813,695	8,823,675	990,020
Euribor	3/13/2023	33	7,845,215	7,859,022	(13,807)
Euro	12/19/2022	224	28,384,444	27,612,200	772,244
Euro Schatz	12/08/2022	18	1,903,982	1,890,487	13,495
EURO STOXX 50®	12/16/2022	14	488,114	454,841	33,273
Euro-Buxl® 30 Year Bond	12/08/2022	2	318,426	287,429	30,997
German Euro BOBL	12/08/2022	11	1,318,692	1,290,971	27,721
German Euro Bund	12/08/2022	118	16,644,744	16,015,802	628,942
Hang Seng China Enterprises Index	10/28/2022	2	78,182	75,341	2,841
Indian Rupee	10/27/2022	136	3,411,016	3,327,920	83,096
Mexican Peso	12/19/2022	42	1,038,450	1,029,210	9,240
MSCI Singapore	10/28/2022	13	254,999	254,026	973
Short-Term Euro-BTP	12/08/2022	11	1,145,708	1,135,408	10,300
U.S. Dollar Index	12/19/2022	22	2,492,860	2,465,848	27,012
UK Long Gilt	12/28/2022	46	5,171,078	4,951,229	219,849
Ultra 10 Year U.S. Treasury Note	12/20/2022	53	6,678,724	6,279,672	399,052
Ultra Long U.S. Treasury Bond	12/20/2022	4	591,571	548,000	43,571

Total					$4,459,651

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/21/2022	39	$2,266,514	$2,106,975	$159,539
Cocoa	12/14/2022	54	1,279,962	1,271,160	8,802
Cotton	12/07/2022	8	427,940	341,360	86,580
Gold	12/28/2022	17	2,848,274	2,842,400	5,874
Live Cattle	12/30/2022	45	2,726,111	2,646,900	79,211
Nickel LME	12/21/2022	2	255,960	253,104	2,856
Silver	12/28/2022	6	564,694	571,170	(6,476)
Soybean Oil	12/14/2022	10	380,058	369,360	10,698

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Futures Contracts Sold – continued
Sugar	2/28/2023	52	1,052,660	$1,029,683	$22,977
Wheat	12/14/2022	29	1,158,850	1,336,175	(177,325)
WTI Crude Oil	11/21/2022	10	804,200	787,200	17,000
Zinc LME	12/21/2022	3	241,804	223,725	18,079

Total					$227,815

[1]	Commodity futures are held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Swap Agreements

The Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities.

At September 30, 2022, the Fund had the following open swap agreements:

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2023	$(22,906,428)	$—	$(22,906,428)	(10.1%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.63% as calculated on the notional amount.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2022:

Common Stocks - Short	Shares	Value	% of Basket Value
Aerospace & Defense
Axon Enterprise, Inc.	(609)	$(70,492)	(0.3%)
Boeing Co. (The)	(769)	(93,110)	(0.4%)
Maxar Technologies, Inc.	(5,333)	(99,834)	(0.4%)
Spirit AeroSystems Holdings, Inc., Class A	(5,836)	(127,925)	(0.6%)

Common Stocks - Short	Shares	Value	% of Basket Value
Aerospace & Defense – continued
Triumph Group, Inc.	(15,392)	(132,217)	(0.6%)

		(523,578)
Air Freight & Logistics
FedEx Corp.	(576)	(85,519)	(0.3%)

Airlines
Delta Air Lines, Inc.	(3,609)	(101,269)	(0.4%)
Southwest Airlines Co.	(3,158)	(97,393)	(0.4%)
United Airlines Holdings, Inc.	(5,265)	(171,270)	(0.7%)

		(369,932)
Auto Components
American Axle & Manufacturing Holdings, Inc.	(8,763)	(59,851)	(0.3%)
Aptiv PLC	(1,984)	(155,169)	(0.7%)
BorgWarner, Inc.	(4,703)	(147,674)	(0.6%)
Dana, Inc.	(1,929)	(22,049)	(0.1%)
Lear Corp.	(305)	(36,505)	(0.2%)

		(421,248)
Automobiles
Ford Motor Co.	(7,672)	(85,926)	(0.3%)
General Motors Co.	(4,806)	(154,225)	(0.7%)

		(240,151)
Banks
Bank of America Corp.	(3,150)	(95,130)	(0.4%)
Berkshire Hills Bancorp, Inc.	(5,729)	(156,402)	(0.7%)
Cadence Bank	(5,901)	(149,944)	(0.6%)
Eastern Bankshares, Inc.	(7,630)	(149,853)	(0.7%)
First Citizens BancShares, Inc., Class A	(174)	(138,753)	(0.6%)
First Interstate BancSystem, Inc., Class A	(3,072)	(123,955)	(0.5%)
JPMorgan Chase & Co.	(1,226)	(128,117)	(0.6%)
Silvergate Capital Corp., Class A	(1,631)	(122,896)	(0.5%)
Trustmark Corp.	(4,889)	(149,750)	(0.7%)

		(1,214,800)
Beverages
Celsius Holdings, Inc.	(1,833)	(166,216)	(0.7%)

Biotechnology
Agios Pharmaceuticals, Inc.	(1,960)	(55,429)	(0.2%)
Denali Therapeutics, Inc.	(1,887)	(57,912)	(0.3%)
Fate Therapeutics, Inc.	(1,715)	(38,433)	(0.2%)
Natera, Inc.	(3,414)	(149,601)	(0.7%)
Rocket Pharmaceuticals, Inc.	(2,528)	(40,347)	(0.2%)
Ultragenyx Pharmaceutical, Inc.	(1,178)	(48,781)	(0.2%)

		(390,503)
Building Products
Builders FirstSource, Inc.	(787)	(46,370)	(0.2%)
JELD-WEN Holding, Inc.	(30,962)	(270,918)	(1.2%)

		(317,288)
Capital Markets
Brookfield Asset Management, Inc., Class A	(3,476)	(142,134)	(0.6%)

Common Stocks - Short	Shares	Value	% of Basket Value
Capital Markets – continued
State Street Corp.	(2,815)	(171,180)	(0.7%)
XP, Inc., Class A	(2,603)	(49,483)	(0.2%)

		(362,797)
Chemicals
Albemarle Corp.	(288)	(76,159)	(0.3%)
CF Industries Holdings, Inc.	(765)	(73,631)	(0.3%)
Chemours Co. (The)	(7,270)	(179,206)	(0.8%)
Linde PLC	(705)	(190,061)	(0.8%)
Livent Corp.	(2,579)	(79,046)	(0.3%)
Mosaic Co. (The)	(961)	(46,445)	(0.2%)
Sherwin-Williams Co. (The)	(228)	(46,683)	(0.2%)
Tronox Holdings PLC, Class A	(4,663)	(57,122)	(0.2%)

		(748,353)
Commercial Services & Supplies
Cimpress PLC	(1,619)	(39,633)	(0.2%)

Communications Equipment
Extreme Networks, Inc.	(3,255)	(42,543)	(0.2%)

Consumer Finance
SLM Corp.	(11,465)	(160,395)	(0.7%)

Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	(832)	(47,965)	(0.2%)
Service Corp. International	(754)	(43,536)	(0.2%)

		(91,501)
Diversified Financial Services
Apollo Global Management, Inc.	(2,735)	(127,177)	(0.6%)
Cannae Holdings, Inc.	(8,507)	(175,755)	(0.8%)

		(302,932)
Diversified Telecommunication Services
Anterix, Inc.	(4,487)	(160,276)	(0.7%)

Electric Utilities
PG&E Corp.	(3,194)	(39,925)	(0.2%)

Electrical Equipment
Bloom Energy Corp., Class A	(1,739)	(34,763)	(0.2%)
Generac Holdings, Inc.	(261)	(46,494)	(0.2%)

		(81,257)
Electronic Equipment, Instruments & Components
IPG Photonics Corp.	(2,016)	(170,050)	(0.7%)

Energy Equipment & Services
Halliburton Co.	(4,303)	(105,940)	(0.5%)
Helix Energy Solutions Group, Inc.	(10,341)	(39,916)	(0.2%)
Patterson-UTI Energy, Inc.	(12,036)	(140,581)	(0.6%)
Schlumberger NV	(4,392)	(157,673)	(0.7%)
Valaris Ltd.	(2,978)	(145,743)	(0.6%)

		(589,853)

Common Stocks - Short	Shares	Value	% of Basket Value
Entertainment
Live Nation Entertainment, Inc.	(2,050)	(155,882)	(0.7%)
Netflix, Inc.	(292)	(68,749)	(0.3%)
Roku, Inc.	(593)	(33,445)	(0.1%)
Spotify Technology S.A.	(987)	(85,178)	(0.4%)
Walt Disney Co. (The)	(1,695)	(159,889)	(0.7%)

		(503,143)
Equity Real Estate Investment Trusts
Acadia Realty Trust	(9,749)	(123,032)	(0.5%)
American Tower Corp.	(561)	(120,447)	(0.5%)
Americold Realty Trust, Inc.	(5,009)	(123,221)	(0.5%)
Host Hotels & Resorts, Inc.	(7,713)	(122,483)	(0.5%)
JBG SMITH Properties	(8,414)	(156,332)	(0.7%)
Mack-Cali Realty Corp.	(10,820)	(123,023)	(0.5%)
Park Hotels & Resorts, Inc.	(9,425)	(106,126)	(0.5%)
Pebblebrook Hotel Trust	(8,510)	(123,480)	(0.5%)
Prologis, Inc.	(9,043)	(918,769)	(4.0%)
RLJ Lodging Trust	(12,941)	(130,963)	(0.6%)
Service Properties Trust	(22,712)	(117,875)	(0.5%)
Summit Hotel Properties, Inc.	(19,854)	(133,419)	(0.6%)
Sunstone Hotel Investors, Inc.	(12,963)	(122,112)	(0.5%)
Washington Real Estate Investment Trust	(7,159)	(125,712)	(0.5%)
Xenia Hotels & Resorts, Inc.	(10,471)	(144,395)	(0.6%)

		(2,691,389)
Food & Staples Retailing
Albertsons Cos., Inc., Class A	(3,237)	(80,472)	(0.4%)
Kroger Co. (The)	(3,886)	(170,012)	(0.7%)
Performance Food Group Co.	(2,745)	(117,898)	(0.5%)
Sprouts Farmers Markets Holdings LLC	(6,575)	(182,456)	(0.8%)

		(550,838)
Food Products
Archer-Daniels-Midland Co.	(1,714)	(137,892)	(0.6%)
Bunge Ltd.	(1,853)	(153,002)	(0.7%)
Pilgrim’s Pride Corp.	(6,962)	(160,265)	(0.7%)

		(451,159)
Gas Utilities
Atmos Energy Corp.	(41)	(4,176)	(0.0%)
UGI Corp.	(1,886)	(60,974)	(0.3%)

		(65,150)
Health Care Equipment & Supplies
Abbott Laboratories	(489)	(47,316)	(0.2%)
BioLife Solutions, Inc.	(2,404)	(54,691)	(0.2%)
Heska Corp.	(521)	(37,991)	(0.2%)
IDEXX Laboratories, Inc.	(487)	(158,665)	(0.7%)
Nevro Corp.	(1,017)	(47,392)	(0.2%)
Novocure Ltd.	(643)	(48,855)	(0.2%)
STAAR Surgical Co.	(593)	(41,836)	(0.2%)

		(436,746)
Health Care Providers & Services
Accolade, Inc.	(3,899)	(44,527)	(0.2%)

Common Stocks - Short	Shares	Value	% of Basket Value
Health Care Providers & Services – continued
Universal Health Services, Inc., Class B	(1,801)	(158,812)	(0.7%)

		(203,339)
Health Care Technology
Health Catalyst, Inc.	(4,803)	(46,589)	(0.2%)
Schrodinger, Inc.	(1,699)	(42,441)	(0.2%)
Teladoc Health, Inc.	(507)	(12,853)	(0.1%)

		(101,883)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	(1,531)	(160,816)	(0.7%)
Caesars Entertainment, Inc.	(856)	(27,615)	(0.1%)
Carnival Corp.	(18,005)	(126,575)	(0.6%)
Chipotle Mexican Grill, Inc.	(37)	(55,602)	(0.2%)
Everi Holdings, Inc.	(2,634)	(42,723)	(0.2%)
Golden Entertainment, Inc.	(4,998)	(174,380)	(0.8%)
Las Vegas Sands Corp.	(4,579)	(171,804)	(0.8%)
RCI Hospitality Holdings, Inc.	(1,228)	(80,238)	(0.4%)
Royal Caribbean Cruises Ltd.	(3,714)	(140,761)	(0.6%)
Starbucks Corp.	(671)	(56,538)	(0.2%)

		(1,037,052)
Household Products
Spectrum Brands Holdings, Inc.	(2,997)	(116,973)	(0.5%)

Independent Power & Renewable Electricity Producers
Sunnova Energy International, Inc.	(6,141)	(135,593)	(0.6%)

Insurance
BRP Group, Inc., Class A	(4,815)	(126,875)	(0.6%)
Chubb Ltd.	(536)	(97,488)	(0.4%)
RenaissanceRe Holdings Ltd.	(1,183)	(166,081)	(0.7%)

		(390,444)
Interactive Media & Entertainment
IAC, Inc.	(762)	(42,200)	(0.2%)
Match Group, Inc.	(962)	(45,935)	(0.2%)
Pinterest, Inc., Class A	(9,230)	(215,059)	(0.9%)
Snap, Inc., Class A	(5,442)	(53,440)	(0.2%)

		(356,634)
Internet & Direct Marketing Retail
Coupang, Inc.	(8,278)	(137,994)	(0.6%)
Doordash, Inc., Class A	(2,941)	(145,432)	(0.6%)
eBay, Inc.	(3,813)	(140,357)	(0.6%)
Etsy, Inc.	(807)	(80,805)	(0.4%)
Farfetch Ltd., Class A	(5,260)	(39,187)	(0.2%)

		(543,775)
IT Services
BigCommerce Holdings, Inc., Series 1	(2,964)	(43,867)	(0.2%)
Block, Inc.	(1,545)	(84,959)	(0.4%)
Cloudflare, Inc., Class A	(189)	(10,454)	(0.0%)
DXC Technology Co.	(2,181)	(53,391)	(0.2%)
Fidelity National Information Services, Inc.	(1,805)	(136,404)	(0.6%)

Common Stocks - Short	Shares	Value	% of Basket Value
IT Services – continued
Mastercard, Inc., Class A	(343)	(97,529)	(0.4%)
Repay Holdings Corp.	(16,778)	(118,453)	(0.5%)
Stoneco Ltd., Class A	(15,052)	(143,445)	(0.6%)
Twilio, Inc., Class A	(3,191)	(220,626)	(1.0%)
Wix.com Ltd.	(850)	(66,495)	(0.3%)

		(975,623)
Life Sciences Tools & Services
10X Genomics, Inc., Class A	(1,338)	(38,106)	(0.2%)
Adaptive Biotechnologies Corp.	(4,511)	(32,118)	(0.1%)
Illumina, Inc.	(88)	(16,790)	(0.1%)
NanoString Technologies, Inc.	(2,283)	(29,154)	(0.1%)
Pacific Biosciences of California, Inc.	(7,625)	(44,263)	(0.2%)

		(160,431)
Machinery
EnPro Industries, Inc.	(1,663)	(141,322)	(0.6%)

Media
Charter Communications, Inc., Class A	(183)	(55,513)	(0.2%)
Comcast Corp., Class A	(1,203)	(35,284)	(0.2%)
DISH Network Corp., Class A	(2,850)	(39,416)	(0.2%)
iHeartMedia, Inc., Class A	(5,190)	(38,043)	(0.2%)
Magnite, Inc.	(13,741)	(90,278)	(0.4%)
Paramount Global, Class B	(2,309)	(43,963)	(0.2%)
Trade Desk, Inc. (The), Class A	(787)	(47,023)	(0.2%)

		(349,520)
Metals & Mining
Agnico Eagle Mines Ltd.	(1,090)	(46,031)	(0.2%)
Arconic Corp.	(3,111)	(53,011)	(0.2%)
Barrick Gold Corp.	(11,442)	(177,351)	(0.8%)
Carpenter Technology Corp.	(7,320)	(227,945)	(1.0%)
Coeur Mining, Inc.	(17,668)	(60,424)	(0.3%)
Constellium SE	(4,478)	(45,407)	(0.2%)
Ferroglobe PLC	(21,277)	(112,343)	(0.5%)
Kinross Gold Corp.	(14,896)	(56,009)	(0.2%)
Newmont Corp.	(1,369)	(57,539)	(0.3%)
Nucor Corp.	(21)	(2,247)	(0.0%)
Pan American Silver Corp.	(3,119)	(49,530)	(0.2%)

		(887,837)
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	(15,684)	(132,059)	(0.6%)
Annaly Capital Management, Inc.	(1,618)	(27,765)	(0.1%)

		(159,824)
Oil, Gas & Consumable Fuels
APA Corp.	(1,692)	(57,849)	(0.3%)
Cheniere Energy, Inc.	(257)	(42,639)	(0.2%)
Chesapeake Energy Corp.	(652)	(61,425)	(0.3%)
Coterra Energy, Inc.	(1,768)	(46,180)	(0.2%)
Delek U.S. Holdings, Inc.	(6,717)	(182,299)	(0.8%)
Devon Energy Corp.	(374)	(22,489)	(0.1%)

Common Stocks - Short	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels – continued
Diamondback Energy, Inc.	(40)	(4,818)	(0.0%)
Energy Transfer LP	(17,032)	(187,863)	(0.8%)
Green Plains, Inc.	(4,232)	(123,024)	(0.5%)
HF Sinclair Corp.	(1,522)	(81,944)	(0.4%)
Kosmos Energy Ltd.	(34,986)	(180,878)	(0.8%)
Matador Resources Co.	(731)	(35,761)	(0.2%)
Occidental Petroleum Corp.	(638)	(39,205)	(0.2%)
PBF Energy, Inc., Class A	(6,657)	(234,060)	(1.0%)
Phillips 66	(1,730)	(139,646)	(0.6%)
Range Resources Corp.	(1,692)	(42,740)	(0.2%)
Scorpio Tankers, Inc.	(3,661)	(153,908)	(0.7%)
Tellurian, Inc.	(69,245)	(165,496)	(0.7%)

		(1,802,224)
Real Estate Management & Development
CBRE Group, Inc., Class A	(390)	(26,329)	(0.1%)
DigitalBridge Group, Inc.	(9,295)	(116,280)	(0.5%)
Jones Lang LaSalle, Inc.	(353)	(53,328)	(0.2%)
Realogy Holdings Corp.	(3,895)	(31,589)	(0.1%)
Zillow Group, Inc., Class A	(1,778)	(50,904)	(0.2%)

		(278,430)
Road & Rail
Avis Budget Group, Inc.	(1,357)	(201,460)	(0.9%)
Lyft, Inc., Class A	(10,060)	(132,490)	(0.6%)
Uber Technologies, Inc.	(5,629)	(149,169)	(0.7%)

		(483,119)
Semiconductors & Semiconductor Equipment
First Solar, Inc.	(490)	(64,812)	(0.3%)
Ichor Holdings Ltd.	(2,842)	(68,805)	(0.3%)
Universal Display Corp.	(431)	(40,665)	(0.2%)

		(174,282)
Software
8x8, Inc.	(8,038)	(27,731)	(0.1%)
Alteryx, Inc., Class A	(840)	(46,905)	(0.2%)
Bill.com Holdings, Inc.	(1,203)	(159,241)	(0.7%)
Blackbaud, Inc.	(3,612)	(159,145)	(0.7%)
Ceridian HCM Holding, Inc.	(3,170)	(177,139)	(0.8%)
Coupa Software, Inc.	(671)	(39,455)	(0.2%)
Digital Turbine, Inc.	(3,707)	(53,418)	(0.2%)
LivePerson, Inc.	(4,421)	(41,646)	(0.2%)
Paycom Software, Inc.	(492)	(162,355)	(0.7%)
RingCentral, Inc., Class A	(957)	(38,242)	(0.2%)
Telos Corp.	(4,621)	(41,081)	(0.2%)
Yext, Inc.	(8,291)	(36,978)	(0.2%)
Zoom Video Communications, Inc., Class A	(655)	(48,201)	(0.2%)

		(1,031,537)
Specialty Retail
Caleres, Inc.	(2,195)	(53,163)	(0.2%)
Designer Brands, Inc., Class A	(10,600)	(162,286)	(0.7%)
Gap, Inc. (The)	(19,670)	(161,491)	(0.7%)

Common Stocks - Short	Shares	Value	% of Basket Value
Specialty Retail – continued
Sleep Number Corp.	(1,053)	(35,602)	(0.2%)
Williams-Sonoma, Inc.	(1,366)	(160,983)	(0.7%)

		(573,525)
Technology Hardware, Storage & Peripherals
HP, Inc.	(6,739)	(167,936)	(0.7%)

Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	(1,057)	(40,631)	(0.2%)
PVH Corp.	(3,673)	(164,550)	(0.7%)
Ralph Lauren Corp.	(2,158)	(183,279)	(0.8%)

		(388,460)
Thrifts & Mortgage Finance
Provident Financial Services	(42,899)	(836,530)	(3.7%)
TFS Financial Corp.	(9,445)	(122,785)	(0.5%)
WSFS Financial Corp.	(3,271)	(151,971)	(0.7%)

		(1,111,286)
Trading Companies & Distributors
Veritiv Corp.	(1,209)	(118,204)	(0.5%)

Total Common Stocks - Short		$(22,906,428)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$32,533,533	$—	$—	$32,533,533
Closed-End Investment Companies	264,505	—	—	264,505
Short-Term Investments*	—	179,578,883	—	179,578,883
Forward Foreign Currency Contracts (unrealized appreciation)	—	461,761	—	461,761
Futures Contracts (unrealized appreciation)	4,917,836	61,158	—	4,978,994

Total	$37,715,874	$180,101,802	$—	$217,817,676

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Equity Basket Total Return Swap	$— (a)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)	—	(351,749)	—	(351,749)
Futures Contracts (unrealized depreciation)	(9,455,737)	(144,835)	—	(9,600,572)

Total	$(9,455,737)	$(496,584)	$—	$(9,952,321)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(a)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. As of September 30, 2022, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. equity market indices, foreign currencies, short term interest rates, and commodities (through investments in the Subsidiary), long contracts on foreign equity market indices, and short contracts on equity basket total return swaps in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2022:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$461,761	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$2,150,531
Foreign exchange contracts	—	1,302,598
Commodity contracts	—	474,687
Equity contracts	—	1,051,178

Total exchange-traded asset derivatives	$—	$4,978,994

Total asset derivatives	$461,761	$4,978,994

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(351,749)	$—	$—
Equity Contracts	—	—	(22,906,428)

Total over-the-counter liability derivatives	$(351,749)	$—	$(22,906,428)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(737,537)	$—
Foreign exchange contracts	—	(290,865)	—
Commodity contracts	—	(601,517)	—
Equity contracts	—	(7,970,653)	—

Total exchange-traded liability derivatives	$—	$(9,600,572)	$—

Total liability derivatives	$(351,749)	$(9,600,572)	$(22,906,428)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2022, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2022:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$461,761	$110,012
Collateral pledged to UBS AG	360,000	360,000
Collateral pledged to Morgan Stanley	2,880,407	2,880,407

Total over-the-counter counterparty credit risk	3,702,168	3,350,419

Exchange-traded counterparty credit risk
Futures contracts	4,978,994	4,978,994
Margin with brokers	16,769,875	16,769,875

Total exchange-traded counterparty credit risk	21,748,869	21,748,869

Total counterparty credit risk	$25,451,037	$25,099,288

Investment Summary at September 30, 2022 (Unaudited)

Treasuries	43.5%
Certificates of Deposit	31.7
Common Stocks	14.3
Repurchase Agreements	3.9
Closed-End Investment Companies	0.1

Total Investments	93.5
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	6.5

Net Assets	100.0%

Net Exposures by Asset Class as a Percentage of Net Assets at September 30, 20221

Equity	35.4%
Fixed Income	(25.2)
Short-Term Interest Rate	23.1
Commodity	0.9
Currency	(10.9)

[1]

The Fund gains its investment exposures primarily through the use of futures contracts, forward contracts and swap contracts and may have net exposure that is materially less than or greater than its net asset value. Portfolio exposures presented above are intended to illustrate the Fund’s exposure to certain asset classes. The portfolio exposure percentage represents the notional contract value in U.S. dollars of the Fund’s futures and/or forward positions divided by the Fund’s total net assets. Notional contract values represent the aggregate exposure that a futures or forward currency contract provides to the underlying reference asset or currency, respectively. Exposure to equity securities also includes long and short equity positions held in conjunction with the Fund’s investment in bilateral equity basket total return swaps, and is represented by the U.S. dollar value of the securities in the basket.